LEASES	6 Months Ended
Jun. 30, 2022
LEASES
LEASES

14. LEASES

The Group has operating leases for classrooms, dormitories, corporate offices and certain equipment; and finance lease for a teaching building used by Shenyang K-12 School. For the finance lease, all lease payments have been paid to the landlord from the commencement date of the lease.

The components of lease expense were as follows:

	Six Months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Operating and short-term lease expense	22,168	24,567

Finance lease expense	300	300

Supplemental cash flow information related to leases was as follows:

	Six Months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	13,661	19,615
Operating cash flows from finance lease	—	—

Supplemental balance sheet information related to leases was as follows:

	Six Months ended June 30,
	2022	2021
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	6.62 Years	7.23 Years
Finance lease	8.18 Years	9.18 Years
Weighted-average Discount Rate
Operating leases	4.48%	4.50%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of June 30, 2022 and 2021, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of June 30, 2022 and 2021, respectively.

As of June 30, 2022, maturities of lease liabilities were as follows:

Amount
RMB
Unaudited
For the six months ending December 31, 2022 (remaining)	30,185
For the year ending December 31,
2023	42,376
2024	42,735
2025	42,394
2026	30,114
Thereafter	82,222
Total lease payments	270,026
Less: interest	23,291
Total	246,735
Less: current portion	48,846
Non-current portion	197,889

As of June 30, 2022, the Group had no material operating or finance leases that had not yet commenced.

Sublease

The Group subleases dormitories and offices to third parties under operating leases. Sublease income are recorded as a reduction of lease expense in the consolidated statements of operations.

For the six months ended June 30, 2022 and 2021, gross sublease income of the Group was RMB nil and RMB 42, respectively.